FINANCIAL INSTRUMENTS - Changes in liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENT
Balance as of beginning	$ 4,117	$ 2,790
Business combination		979
New lease	1,098
Lease termination	(18)	(30)
Modification	818	32
A decrease in acquisition-related payable (see Note 5)	(505)
Changes in fair value	(327)	1,069
Cash flows	(704)	(629)
Revaluation recognized in OCI	27	(15)
Currency revaluations	228	(79)
Balance as of ending	4,734	4,117
Warrants liabilities
FAIR VALUE MEASUREMENT
Balance as of beginning	2,450	1,485
Changes in fair value	(227)	965
Balance as of ending	2,223	2,450
Lease liabilities
FAIR VALUE MEASUREMENT
Balance as of beginning	954	1,299
Business combination		350
New lease	1,098
Lease termination	(18)	(30)
Modification	818	32
Cash flows	(704)	(629)
Revaluation recognized in OCI	27	(15)
Currency revaluations	197	(53)
Balance as of ending	2,372	954
Contingent consideration
FAIR VALUE MEASUREMENT
Balance as of beginning		6
Changes in fair value		(6)
Payable for acquisition of subsidiary
FAIR VALUE MEASUREMENT
Balance as of beginning	713
Business combination		629
A decrease in acquisition-related payable (see Note 5)	(505)
Changes in fair value	(100)	110
Currency revaluations	31	(26)
Balance as of ending	$ 139	$ 713